Stock-Based Compensation Plans (Narrative) (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2016 shares	Mar. 31, 2017 $ / shares shares	Dec. 31, 2016 item $ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock incentive plans | item			2
Number of shares authorized			3,800,000
Options granted			505,775	422,750	410,800
Perfromance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted			34,008
Shares vesting period, years			3 years
Per-share weighted averaged grant-date fair value of stock awards vested | $ / shares			$ 71.72
Perfromance Stock Units [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested share units that will be converted		36,812
Per-share weighted averaged grant-date fair value of stock awards vested | $ / shares		$ 99.50
Estimated fair value per share | $ / shares		$ 167.00
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years			3 years
Shares contractual life			5 years
Stock Options [Member] | Prior to Year 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares contractual life			10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years			3 years
Restricted Stock [Member] | Prior to Year 2015 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years			3 years
Restricted Stock [Member] | Prior to Year 2015 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years			4 years
Performance Based TSR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted			9,541	10,761	10,340
Performance Based EPS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted			9,541	10,761	14,061
Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	4,275